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Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio
SUPPLEMENT DATED MARCH 20, 2023 TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2022 FOR CLASS D, CLASS I and CLASS P SHARES Disclosure Changes to the Fund Summaries section

Portfolio Optimization Moderate-Conservative Portfolio – In the Principal Risks from Holdings in Portfolio Optimization Underlying Funds subsection, Technology Sector Risk is added after Small Capitalization Companies Risk:

●     Technology Sector Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.